OTHER FINANCIAL ITEMS, NET - SCHEDULE OF OTHER FINANCIAL ITEMS (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
OTHER FINANCIAL ITEMS, NET [Abstract]
Amortization of deferred financing costs	$ (2,530)	$ (990)	$ (3,505)	$ (1,851)
Unrealized mark-to-market gains (losses) for interest rate swaps	5,976	(3,294)	71	(5,125)
Interest expense on un-designated interest rate swaps	(3,333)	(2,910)	(6,285)	(6,148)
Foreign exchange loss on capital lease obligations and related restricted cash	(516)	(234)	(90)	(99)
Foreign exchange losses on operations	(339)	0	(680)	0
Mark-to-market adjustment for currency swap derivatives and other	(726)	(567)	(1,349)	(976)
Other financial items	$ (1,468)	$ (7,995)	$ (11,838)	$ (14,199)